INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Accounts Receivable of Major Customers) (Details) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer 1 [Member]
Concentration Risk [Line Items]
Percentage	30.00%	43.00%
Customer 2 [Member]
Concentration Risk [Line Items]
Percentage	12.00%	2.00%